CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenues	$ 140,340	$ 97,009
Business tax	(3,083)	(1,830)
Net revenues	137,257	95,179
Cost of revenues	(88,743)	(63,100)
Gross profit	48,514	32,079
Operating expenses
General and administrative	(24,963)	(17,623)
Selling and marketing	(10,737)	(7,362)
Change in fair value of contingent consideration	346	(652)
Total operating expenses	(35,354)	(25,637)
Income from operations	13,160	6,442
Other income (expenses)
Interest income	2,117	1,324
Interest expense	(18)	(52)
Change in fair value of foreign currency forward contract	(44)	(53)
Total other income (expenses)	2,055	1,219
Income before income tax expense	15,215	7,661
Income tax expense	(2,282)	(843)
Net income	12,933	6,818
Net income attributable to non-controlling interest	(492)	(127)
Net income attributable to HiSoft Technology International Limited	$ 12,441	$ 6,691
Net income per share attributable to HiSoft Technology International Limited shareholders
Basic (in dollars per share)	$ 0.02	$ 0.01
Diluted (in dollars per share)	$ 0.02	$ 0.01
Weighted average shares used in calculating net income per share
Basic (in shares)	575,202,866	582,100,664
Diluted (in shares)	601,326,836	600,198,284